Board of Directors, Senior Management and Key management personnel (Details) CLF in Thousands, $ in Thousands			12 Months Ended
	Apr. 26, 2023 CLF	Apr. 26, 2022 CLF	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Board Of Directors, Senior Management And Key Management Personnel [Line Items]
Key management personnel compensation | CLF	CLF 600	CLF 600
Key Management Personnel
Board Of Directors, Senior Management And Key Management Personnel [Line Items]
Key management personnel compensation | $			$ 37,418	$ 29,633	$ 31,560